Related Party Transactions	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Related Party Transactions
7. Related Party Transactions
The Company’s significant shareholders, board members and management, as well as related parties of these are considered related parties.
Compensation of key management has been disclosed in Note 4.
There were no overdue balances with any related parties at the end of 2020, 2019 or 2018. See also Note 17.
Board
Board remuneration is paid in arrears after being approved by the shareholders, normally at the annual general meeting of the parent company. The following board compensation has been paid in 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Cash Compensation	Shared-based Compensation	Total
	(in thousands)
Morten Opstad, chair	$40	$—	$40
Lawrence John Ciaccia, deputy chair (1)	38	—	38
Deborah Davis (2)	10	36	46
Hanne Hovding	32	—	32
Stephen A. Skaggs	4	34	38

	$124	$70	$194

	Year Ended December 31, 2019
	Cash Compensation	Shared-based Compensation	Total
	(in thousands)
Morten Opstad, chair	$43	$—	$43
Lawrence John Ciaccia, deputy chair	34	—	34
Deborah Davis	7	34	41
Hanne Hovding	16	23	39
Andre James MacLeod (3)	7	34	41
Stephen A. Skaggs (4)	—	—	—

	$107	$91	$198

	Year Ended December 31, 2018
	Cash Compensation	Shared-based Compensation	Total
	(in thousands)
Morten Opstad, chair	$20	$25	$45
Lawrence John Ciaccia, deputy chair	2	45	47
Deborah Davis	—	47	47
Hanne Hovding	37	—	37
Andre James MacLeod	10	35	45

	$69	$152	$221

(1)	Mr. Ciaccia is a member of the Compensation Committee since 2019
(2)	Ms. Davis is chair of the Compensation Committee since 2019
(3)	Mr. MacLeod left the board on May 9, 2019
(4)	Mr. Skaggs was elected to the board on May 9, 2019

Following the annual general meeting of IDEX on May 15, 2020, board members Deborah Davis and Steve Skaggs elected to receive part of the board remuneration in shares. Board member Deborah Davis acquired 227,073 shares against payment of NOK 0.15 per share, instead of $30 of the board remuneration. Ms. Davis took the remainder of the board remuneration in cash. Board member Steve Skaggs acquired 214,909 shares against payment of NOK 0.15 per share, instead of $28 of the board remuneration. Mr. Skaggs took the remainder of the board remuneration in cash.
The chair of the board is a partner at Advokatfirmaet Ræder AS. The law firm provided services to the Company amounting to $477 in 2020, $470 in 2019 and $333 in 2018. The recognized amounts include accruals for services received but not yet billed.
Lawrence John Ciaccia, who was elected board member at the annual general meeting on May 12, 2015, has served on IDEX’s Strategy Advisory Committee (SAC) since January 2014 and continues his tenure on the SAC. Mr. Ciaccia also provides consulting services to IDEX. The combined fee for SAC service and consulting services amounted to $65 in 2020, $65 in 2019 and $65 in 2018.
Since 2016, former board member Andrew MacLeod had provided consulting services beyond board duty to IDEX. The fees amounted to $26 in 2019 and $73 in 2018. Mr. MacLeod’s service agreement ended on March 27, 2019, and he left the board on May 9, 2019.
Subscription rights to shares held by the board members under the subscription rights incentive plans have the following expiry dates and exercise prices. For further information refer to Note 16 for the plans. These grants have been made to the board members in their capacity of service providers beyond board duty and not as board compensation.

			Subscription rights outstanding as of December 31,
Grant Date	Expiry Date	Exercise Price (NOK per share)	2020	2019	2018
February 26, 2016	May 12, 2020	8.10	—	—	500,000
August 15, 2018	May 9, 2023	5.10	—	600,000	600,000
June 17, 2020	May 15, 2025	1.71	600,000	—	—
The subscription rights granted on August 15, 2018 were replaced the grant on June 17, 2020 as part of a board approved SR exchange.